Cost of Revenues	12 Months Ended
Dec. 31, 2018
Cost of Revenue [Abstract]
Cost of Revenues
14.	COST OF REVENUES

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Content-related costs	269,313	390,885	441,459	64,208
Depreciation and amortization	42,570	41,579	41,600	6,050
Bandwidth and internet data center	51,766	89,889	105,313	15,317
VAT and surcharges(1)	349,373	484,811	231,916	33,731
Cost of sales(1)	1,680,143	351,521	—	—

	2,393,165	1,358,685	820,288	119,306

(1) Due to adoption of the new revenue standard, the operating results for the year ended December 31, 2018 were presented on a net basis, with the net revenues and cost of revenues excluding VAT, while those for the years ended December 31, 2016 and 2017 have not been restated and were presented on a gross basis with the net revenues and cost of revenues including VAT.

Write-down of inventories and prepayment for vehicle purchase cost of RMB50,190, RMB1,483 and nil was included in cost of sales for the years ended December 31, 2016, 2017 and 2018, respectively.